Income taxes	12 Months Ended
Mar. 31, 2025
Disclosure Of Income Tax [Abstract]
Income taxes	Income taxes
Income tax expense (recovery) includes the following components:

	2025	2024
	$	$

Current
Related to current year	4,133	2,704
Related to prior years	3,363	1,095
	7,496	3,799
Deferred
Related to current year	123	(317)
Related to prior years	68	(6)
	191	(323)

Total income tax expense	7,687	3,476
The income tax expense reported, which includes foreign taxes, differs from the amount of the income tax recovery computed by applying Canadian statutory rates as follows:

	2025	2024
	$	$

Loss before income taxes	(659,509)	(160,488)
Statutory tax rate	26.5%	26.5%
Income tax recovery at the statutory tax rate	(174,770)	(42,529)
Impact of rate differential of foreign jurisdiction	10,916	8,303
Non-deductible share-based compensation and related costs	9,298	14,048
Acquisition-related compensation and transaction-related costs	452	575
Other non-deductible expenses and non-taxable amounts	(1,527)	742
Adjustment related to prior years	3,431	1,089
Goodwill impairment	147,457	—
Changes in unrecognized benefits of deferred tax assets	10,756	19,493
Impact of foreign exchange and other	1,674	1,755

Total income tax expense	7,687	3,476
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2025	2024

Deferred tax assets	$	$
Property and equipment	3,283	3,924
Non-capital losses carried forward	17,852	24,741
Lease liabilities	3,792	5,657
Deferred revenue	387	421
Long-term incentive plan	8,632	8,844
Capitalized R&D costs	9,060	12,535
Other	2,109	1,570
Total deferred tax assets	45,115	57,692

Deferred tax liabilities
Property and equipment	(305)	(411)
Intangible assets	(35,032)	(46,697)
Lease right-of-use assets	(2,842)	(4,213)
Other	(6,922)	(5,819)
Total deferred tax liabilities	(45,101)	(57,140)

Net deferred tax assets	14	552

As presented on the consolidated balance sheets:
Deferred tax assets	298	552
Deferred tax liabilities	(284)	—

Net deferred tax assets	14	552
2025

	Balance as at March 31, 2024	Charged (credited) to consolidated statement of loss	Charged (credited) to other comprehensive loss	Other	Balance as at March 31, 2025
	$	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	3,513	(535)	—	—	2,978
Intangible assets	(46,697)	12,060	—	(395)	(35,032)
Lease liabilities	5,657	(1,865)	—	—	3,792
Lease right-of-use assets	(4,213)	1,371	—	—	(2,842)
Non-capital losses carried forward	24,741	(6,889)	—	—	17,852
Deferred revenue	421	(34)	—	—	387
Long-term incentive plan	8,844	(212)	—	—	8,632
Capitalized R&D costs	12,535	(3,475)	—	—	9,060
Other	(4,249)	(612)	68	(20)	(4,813)

Net deferred tax assets (liabilities)	552	(191)	68	(415)	14
2024

	Balance as at March 31, 2023	Charged (credited) to consolidated statement of loss	Charged (credited) to other comprehensive loss	Other	Balance as at March 31, 2024
	$	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,617	896	—	—	3,513
Intangible assets	(67,972)	21,275	—	—	(46,697)
Lease liabilities	6,045	(388)	—	—	5,657
Lease right-of-use assets	(5,028)	815	—	—	(4,213)
Non-capital losses carried forward	49,467	(24,726)	—	—	24,741
Deferred revenue	530	(109)	—	—	421
Interest expenses carried forward	3,170	(3,170)	—	—	—
Long-term incentive plan	6,211	2,633	—	—	8,844
Capitalized R&D costs	7,542	4,993	—	—	12,535
Other	(2,281)	(1,896)	(68)	(4)	(4,249)

Net deferred tax assets (liabilities)	301	323	(68)	(4)	552
The Company has accumulated unrecognized deductible temporary differences, unused tax losses and unrecognized research and development expenditures as follows:

	2025	2024
	$	$

Deductible temporary differences	200,408	58,737
Non-capital losses	699,586	676,756
Research and development expenditures	38,837	12,207

	938,831	747,700
As at March 31, 2025, the Company and its subsidiaries have non-capital losses of $699,586 (2024 - $676,756) available to reduce future taxable income for which the benefits have not been recognized. From this amount, $371,223 expires from the fiscal year ended March 31, 2026 to the fiscal year ended March 31, 2045 (2024 - $354,039 from the fiscal year ended March 31, 2025 to the fiscal year ended March 31, 2044), while $328,363 has no expiry date (2024 - $322,717).
There was no change in the Canadian statutory tax rate for the financial year.
Government assistance
The Company incurred research and development expenditures and e-business development expenses which are eligible for tax credits. The tax credits recorded are based on management’s estimate of amounts expected to be recovered and are subject to audit by the taxation authorities and, accordingly, these amounts may vary. For the fiscal year ended March 31, 2025, the Company recorded a Canadian provision for refundable tax credits of $3,344 (2024 – $3,622). This amount has been recorded as a reduction of research and development and e-business development expenditures for the year. In addition, the Company recorded a non-refundable tax credit of $2,795 (2024 – $0).
As at March 31, 2025, the Company has available Canadian federal non-refundable investment tax credits of $2,598 (2024 – $2,598) related to research and development expenditures which may be used to reduce Canadian federal income taxes payable in future years. These non-refundable investment tax credits begin to expire in 2032. The Company also has a non-refundable e-business tax credit of $3,734 (2024 – $5,692) expiring in various dates starting in 2036. The benefits of these non-refundable investment and e-business tax credits have not been recognized in the consolidated financial statements.
Pillar Two
In December 2021, the Organization for Economic Cooperation and Development (“OECD”) published Tax Challenges Arising From the Digitalisation of the Economy - Global Anti-Base Erosion Model Rules (Pillar Two) introducing a 15% minimum tax rate for multinationals on income arising in each jurisdiction where they operate. Pillar Two applies to multinational enterprises with annual consolidated revenues of EUR 750 million in at least two of the four fiscal years immediately preceding the tested fiscal year. The OECD continues to release guidance and countries are implementing legislation to adopt these rules. On June 20, 2024, Bill C-69 which includes the introduction of the Global Minimum Tax Act received royal assent and is enacted for Canadian financial reporting purposes. The Global Minimum Tax Act is largely based on the OECD rules, and is effective for fiscal years beginning on or after December 31, 2023. The Company met the threshold of EUR 750 million for the second time in the fiscal year ended March 31, 2025. The fiscal year ended March 31, 2026 will be the first year to which Pillar Two is applicable to the Company. The Company has performed an assessment of its potential exposure to Pillar Two based on available information and determined that there should be no material impact to the consolidated financial statements.
In May 2023, the IASB issued International Tax Reform - Pillar Two Model Rules, which amends IAS 12 — Income taxes to introduce a temporary exception to the requirements to recognize and disclose information about deferred tax assets and liabilities related to Pillar Two income taxes. The Company applied this exception.